Capital Structure, Common Stock - Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Jul. 10, 2024	Mar. 05, 2024	Jan. 10, 2024	Jun. 30, 2024	Jun. 30, 2023	May 15, 2024
Dividends [Abstract]
Dividends payable				$ 3,108	$ 491
Dividends paid		$ 2,001	$ 491	2,492	5,048
Dividends declared				5,109	$ 991
Other Current Liabilities [Member]
Dividends [Abstract]
Dividends payable				$ 3,108
Subsequent Event [Member]
Dividends [Abstract]
Dividends paid	$ 3,108
Regular Quarterly Dividend for Q1-2024 [Member]
Dividends [Abstract]
Dividend payable, date declared				May 15, 2024
Dividend payable per share (in dollars per share)						$ 0.025
Dividend payable, date to be paid				Jul. 10, 2024
Dividend payable, date of record				Jun. 25, 2024
Special Dividend for Q1-2024 [Member]
Dividends [Abstract]
Dividend payable, date declared				May 15, 2024
Dividend payable per share (in dollars per share)						$ 0.125
Dividend payable, date to be paid				Jul. 10, 2024
Dividend payable, date of record				Jun. 25, 2024
Regular Quarterly Dividend for Q4-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared				Mar. 15, 2024
Dividend payable per share (in dollars per share)		$ 0.025
Dividend payable, date to be paid				Apr. 10, 2024
Dividend payable, date of record				Mar. 25, 2024
Special Dividend for Q4-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared				Mar. 15, 2024
Dividend payable per share (in dollars per share)		$ 0.075
Dividend payable, date to be paid				Apr. 10, 2024
Dividend payable, date of record				Mar. 25, 2024
Regular Quarterly Dividend for Q3-2023 [Member]
Dividends [Abstract]
Dividend payable per share (in dollars per share)			$ 0.025
Dividend payable, date to be paid				Jan. 10, 2024
Dividend payable, date of record				Dec. 22, 2023